PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning liabilities	Other	Total

December 31, 2022	56	13	69
Additions	—	5	5
Provisions assumed (note 3)	6	—	6
Adjustments to existing provisions	(1)	(3)	(4)

December 31, 2023	61	15	76

Current (recorded in "other current liabilities")	9	13	22
Long-term	52	2	54